T. ROWE PRICE International Bond Fund (USD Hedged)
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.3%
Government Bonds 0.3%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 5,310,000 5,438
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 4,085,000 4,017
Republic of Albania, 3.50%, 11/23/31 (EUR) (1)(2) 11,810,000 10,656
Total Albania (Cost
$23,862
)
20,111
AUSTRALIA 3.4%
Corporate Bonds 0.3%
APA Infrastructure, 3.125%, 7/18/31 (GBP)  5,720,000 5,818
Transurban Finance, 1.875%, 9/16/24 (EUR)  7,836,000 8,264
14,082
Government Bonds 3.1%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  138,679,000 102,470
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  28,048,000 16,528
Commonwealth of Australia, Series 158, 1.25%, 5/21/32  53,848,000 30,360
New South Wales Treasury, Series 26, 4.00%, 5/20/26  46,975,600 32,004
181,362
Total Australia (Cost
$209,761
)
195,444
AUSTRIA 0.4%
Government Bonds 0.4%
Republic of Austria, 0.75%, 3/20/51 (1) 40,505,000 25,592
Total Austria (Cost
$24,611
)
25,592
BELGIUM 0.0%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 1.65%, 3/28/31  1,465,000 1,389
Total Belgium (Cost
$1,367
)
1,389
BRAZIL 1.5%
Corporate Bonds 0.3%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  6,200,000 5,272
MercadoLibre, 3.125%, 1/14/31 (USD)  6,325,000 4,989
Suzano Austria, 5.00%, 1/15/30 (USD)  5,800,000 5,529
15,790

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.2%
Brazil Notas do Tesouro Nacional, Series NTNB, Inflation-
Indexed, 6.00%, 5/15/25  33,092,739 6,557
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  86,665,000 16,058
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  274,810,000 47,497
70,112
Total Brazil (Cost
$84,510
)
85,902
BULGARIA 0.2%
Government Bonds 0.2%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 8,790,000 9,367
Total Bulgaria (Cost
$9,290
)
9,367
CANADA 5.2%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 8,230,000 5,630
5,630
Corporate Bonds 0.3%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 27,134,000 17,960
17,960
Government Bonds 4.8%
Government of Canada, 1.25%, 3/1/27  313,140,000 215,560
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  63,474,410 58,269
Province of Ontario, 3.50%, 6/2/43  5,239,000 3,555
277,384
Total Canada (Cost
$325,474
)
300,974
CHILE 0.3%
Corporate Bonds 0.3%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 12,060,000 10,971
Interchile, 4.50%, 6/30/56 (USD)  8,000,000 6,403
Total Chile (Cost
$19,200
)
17,374
CHINA 6.4%
Corporate Bonds 0.4%
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR) (1) 10,000,000 10,264
Tencent Holdings, 3.24%, 6/3/50 (USD)  10,200,000 6,710

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Tencent Holdings, 3.84%, 4/22/51 (USD) (2) 7,000,000 5,097
22,071
Government Bonds 6.0%
People's Republic of China, Series INBK, 2.60%, 9/1/32  860,000,000 122,351
People's Republic of China, Series INBK, 2.69%, 8/15/32  510,000,000 73,091
People's Republic of China, Series INBK, 3.02%, 5/27/31  270,000,000 39,876
People's Republic of China, Series INBK, 3.32%, 4/15/52  180,000,000 26,587
People's Republic of China, Series INBK, 3.53%, 10/18/51  170,000,000 26,027
People's Republic of China, Series 1908, 4.00%, 6/24/69  80,000,000 13,607
People's Republic of China, Series 1915, 3.13%, 11/21/29  310,000,000 46,097
347,636
Total China (Cost
$360,614
)
369,707
COLOMBIA 0.5%
Corporate Bonds 0.1%
Banco de Bogota, 6.25%, 5/12/26 (USD)  5,800,000 5,643
5,643
Government Bonds 0.4%
Republic of Colombia, Series B, 6.00%, 4/28/28  60,253,700,000 10,381
Republic of Colombia, Series B, 7.00%, 3/26/31  75,808,300,000 12,533
Republic of Colombia, Series B, 13.25%, 2/9/33  1,866,500,000 435
23,349
Total Colombia (Cost
$28,118
)
28,992
CYPRUS 0.6%
Government Bonds 0.6%
Republic of Cyprus, 0.95%, 1/20/32  19,769,000 16,550
Republic of Cyprus, 1.25%, 1/21/40 (2) 395,000 270
Republic of Cyprus, 1.50%, 4/16/27  2,130,000 2,125
Republic of Cyprus, 2.75%, 6/27/24  1,668,000 1,801
Republic of Cyprus, 2.75%, 2/26/34  2,716,000 2,540
Republic of Cyprus, 2.75%, 5/3/49 (2) 2,832,000 2,418
Republic of Cyprus, 3.75%, 7/26/23  6,740,000 7,315
Total Cyprus (Cost
$42,308
)
33,019
CZECH REPUBLIC 1.5%
Government Bonds 1.5%
Republic of Czech, Series 89, 2.40%, 9/17/25  691,350,000 29,921
Republic of Czech, Series 105, 2.75%, 7/23/29  1,352,460,000 55,858
Total Czech Republic (Cost
$84,327
)
85,779

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
DENMARK 0.2%
Corporate Bonds 0.2%
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (3) 2,440,000 2,425
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (3) 4,700,000 4,721
Orsted, 4.875%, 1/12/32 (GBP)  5,750,000 7,026
Total Denmark (Cost
$14,722
)
14,172
FRANCE 3.2%
Corporate Bonds 0.8%
Altice France, 3.375%, 1/15/28 (1) 505,000 428
Altice France, 5.875%, 2/1/27 (1) 1,305,000 1,249
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  3,000,000 2,941
Banque Federative du Credit Mutuel, 1.375%, 7/16/28  3,100,000 2,965
BNP Paribas, VR, 2.125%, 1/23/27 (3) 9,300,000 9,503
BNP Paribas, VR, 3.875%, 1/10/31 (3) 4,000,000 4,295
BPCE, 0.25%, 1/14/31  7,100,000 5,811
Credit Agricole, 0.875%, 1/14/32  1,000,000 837
Credit Agricole, 1.00%, 9/16/24  5,800,000 6,035
Credit Agricole, 1.875%, 12/20/26  5,200,000 5,249
RTE Reseau de Transport d'Electricite SADIR, 0.75%, 1/12/34  7,200,000 5,897
45,210
Government Bonds 2.4%
Republic of France, 0.00%, 5/25/32  98,637,000 83,502
Republic of France, 1.25%, 5/25/36 (1) 65,636,000 57,572
141,074
Total France (Cost
$217,540
)
186,284
GERMANY 4.3%
Corporate Bonds 0.9%
Allianz, VR, 3.375% (3)(4) 13,400,000 14,169
E.ON International Finance, 6.25%, 6/3/30 (GBP)  5,100,000 6,631
Fresenius, 5.00%, 11/28/29  5,200,000 5,764
Gruenenthal, 3.625%, 11/15/26 (1) 990,000 1,012
Hannover Rueck, VR, 1.125%, 10/9/39 (3) 4,700,000 3,931
Hannover Rueck, VR, 1.75%, 10/8/40 (3) 4,800,000 4,034
TK Elevator Midco, 4.375%, 7/15/27 (1)(2) 2,745,000 2,688
Volkswagen International Finance, Series 10Y, 1.875%, 3/30/27  1,300,000 1,297
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 5,177
Volkswagen Leasing, 1.625%, 8/15/25  5,350,000 5,555
50,258

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 3.4%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52  27,421,200 15,408
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  88,709,344 96,650
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  74,938,786 84,992
KfW, 4.70%, 6/2/37 (CAD)  5,202,000 3,995
201,045
Total Germany (Cost
$253,595
)
251,303
GREECE 0.3%
Government Bonds 0.3%
Hellenic Republic, 0.75%, 6/18/31 (1) 17,599,000 14,664
Total Greece (Cost
$21,181
)
14,664
HUNGARY 1.0%
Government Bonds 1.0%
Republic of Hungary, 5.00%, 2/22/27 (EUR)  8,464,000 9,263
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  1,077,550,000 2,336
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  25,704,650,000 44,014
Total Hungary (Cost
$78,362
)
55,613
ICELAND 0.3%
Corporate Bonds 0.1%
Landsbankinn, 0.375%, 5/23/25 (EUR)  8,060,000 7,625
Landsbankinn, 1.00%, 5/30/23 (EUR)  1,000,000 1,079
8,704
Government Bonds 0.2%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  10,385,000 9,407
9,407
Total Iceland (Cost
$22,721
)
18,111
INDIA 0.9%
Corporate Bonds 0.1%
ABJA Investment, 5.45%, 1/24/28 (USD) (2) 7,256,000 7,040
7,040
Government Bonds 0.8%
Republic of India, 7.26%, 8/22/32  3,550,060,000 43,187
43,187
Total India (Cost
$49,846
)
50,227

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 2.6%
Corporate Bonds 0.1%
Minejesa Capital, 5.625%, 8/10/37 (USD)  8,300,000 6,514
6,514
Government Bonds 2.5%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  40,797,000 43,636
Republic of Indonesia, Series FR87, 6.50%, 2/15/31  763,931,000,000 50,667
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  324,510,000,000 21,207
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  441,080,000,000 29,470
144,980
Total Indonesia (Cost
$161,588
)
151,494
IRELAND 0.1%
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  2,696,000 2,050
Republic of Ireland, 2.00%, 2/18/45  5,630,000 4,997
Total Ireland (Cost
$10,765
)
7,047
ISRAEL 1.9%
Corporate Bonds 0.2%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD) (1)(3) 6,450,000 5,368
Leviathan Bond, 6.50%, 6/30/27 (USD) (1) 5,700,000 5,457
10,825
Government Bonds 1.7%
State of Israel, 1.50%, 1/18/27 (EUR) (2) 18,046,000 17,893
State of Israel, Series 0142, 5.50%, 1/31/42  117,027,000 38,964
State of Israel, Series 0347, 3.75%, 3/31/47  13,870,000 3,693
State of Israel, Series 0825, 1.75%, 8/31/25  153,957,436 40,613
101,163
Total Israel (Cost
$131,551
)
111,988
ITALY 4.5%
Corporate Bonds 0.6%
Autostrade per l'Italia, 2.00%, 12/4/28  6,245,000 5,866
Autostrade per l'Italia, 2.25%, 1/25/32  3,300,000 2,903
Enel Finance International, 5.625%, 8/14/24 (GBP)  2,663,000 3,305
FCA Bank, 0.50%, 9/13/24 (2) 5,800,000 5,972
Infrastrutture Wireless Italiane, 1.625%, 10/21/28  4,612,000 4,438

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Intesa Sanpaolo, 1.75%, 7/4/29  5,200,000 4,833
UniCredit, VR, 4.875%, 2/20/29 (2)(3) 6,100,000 6,508
33,825
Government Bonds 3.9%
Italy Buoni Poliennali Del Tesoro, Series 10Y, 4.40%, 5/1/33  146,586,000 163,630
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  37,508,000 28,397
Italy Buoni Poliennali Del Tesoro, Series 5Y, 3.40%, 4/1/28  33,603,000 36,176
228,203
Total Italy (Cost
$272,598
)
262,028
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  17,625,000 15,757
Total Ivory Coast (Cost
$15,112
)
15,757
JAPAN 14.7%
Government Bonds 14.7%
Government of Japan, Series 44, 1.70%, 9/20/44  8,984,200,000 75,386
Government of Japan, Series 73, 0.70%, 12/20/51  586,150,000 3,801
Government of Japan, Series 74, 1.00%, 3/20/52  10,935,750,000 76,659
Government of Japan, Series 75, 1.30%, 6/20/52  10,616,750,000 80,182
Government of Japan, Series 76, 1.40%, 9/20/52  8,408,200,000 65,194
Government of Japan, Series 338, 0.40%, 3/20/25  13,396,000,000 101,854
Government of Japan Treasury Bills, Series 1119, (0.126)%,
5/10/23  27,700,000,000 208,637
Government of Japan, Inflation-Indexed, Series 18, 0.10%,
3/10/24  5,312,307,900 40,548
Government of Japan, Inflation-Indexed, Series 19, 0.10%,
9/10/24  8,898,160,400 68,624
Government of Japan, Inflation-Indexed, Series 20, 0.10%,
3/10/25  10,141,995,000 78,331
Government of Japan, Inflation-Indexed, Series 26, 0.005%,
3/10/31  7,106,578,497 55,438
Total Japan (Cost
$901,446
)
854,654
KUWAIT 0.2%
Corporate Bonds 0.2%
Equate Petrochemical, 2.625%, 4/28/28 (USD) (1) 9,170,000 8,099
Equate Petrochemical, 2.625%, 4/28/28 (USD)  3,125,000 2,760
Total Kuwait (Cost
$12,046
)
10,859

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
LATVIA 1.1%
Government Bonds 1.1%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  64,671,000 62,782
Total Latvia (Cost
$71,218
)
62,782
LITHUANIA 0.0%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1) 1,150,000 1,174
Total Lithuania (Cost
$1,298
)
1,174
LUXEMBOURG 0.3%
Corporate Bonds 0.3%
Altice Financing, 4.25%, 8/15/29 (1) 1,775,000 1,549
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  9,970,000 7,999
JAB Holdings, 2.00%, 5/18/28 (2) 5,900,000 5,758
Total Luxembourg (Cost
$20,410
)
15,306
MALAYSIA 2.5%
Corporate Bonds 0.1%
Axiata, 2.163%, 8/19/30 (USD) (2) 3,210,000 2,713
2,713
Government Bonds 2.4%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  94,879,000 20,251
Government of Malaysia, Series 0216, 4.736%, 3/15/46  310,065,000 73,790
Government of Malaysia, Series 0318, 4.642%, 11/7/33  78,750,000 18,903
Government of Malaysia, Series 0518, 4.921%, 7/6/48  119,656,000 28,884
141,828
Total Malaysia (Cost
$150,637
)
144,541
MEXICO 2.1%
Corporate Bonds 0.3%
America Movil, 5.75%, 6/28/30 (GBP)  6,670,000 8,537
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (3) 11,800,000 10,104
18,641
Government Bonds 1.8%
Petroleos Mexicanos, 4.75%, 2/26/29 (EUR)  13,400,000 11,520
United Mexican States, Series M, 7.50%, 5/26/33  899,090,000 45,519

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
United Mexican States, Series M 20, 8.50%, 5/31/29  163,115,000 8,915
United Mexican States, Series M 30, 8.50%, 11/18/38  727,050,000 38,549
104,503
Total Mexico (Cost
$121,759
)
123,144
NETHERLANDS 0.3%
Corporate Bonds 0.3%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 113
LeasePlan, VR, 7.375% (3)(4) 8,200,000 8,548
Nationale-Nederlanden Bank, 0.375%, 2/26/25 (2) 5,300,000 5,359
Trivium Packaging Finance, 3.75%, 8/15/26 (1) 710,000 710
Ziggo, 2.875%, 1/15/30 (2) 2,720,000 2,426
Total Netherlands (Cost
$19,430
)
17,156
NEW ZEALAND 0.2%
Corporate Bonds 0.2%
Chorus, 3.625%, 9/7/29 (EUR)  8,130,000 8,611
Total New Zealand (Cost
$8,529
)
8,611
NORTH MACEDONIA 0.3%
Government Bonds 0.3%
Republic of North Macedonia, 1.625%, 3/10/28 (EUR) (1) 12,000,000 10,349
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1)(2) 5,430,000 5,925
Total North Macedonia (Cost
$20,047
)
16,274
NORWAY 0.3%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  5,335,000 4,708
4,708
Government Bonds 0.2%
Kingdom of Norway, Series 476, 3.00%, 3/14/24 (1) 104,912,000 9,969
9,969
Total Norway (Cost
$17,440
)
14,677
PERU 0.1%
Corporate Bonds 0.1%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (3) 6,175,000 5,564
Total Peru (Cost
$6,270
)
5,564

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  4,245,000 4,260
Total Philippines (Cost
$5,092
)
4,260
POLAND 0.0%
Corporate Bonds 0.0%
InPost, 2.25%, 7/15/27 (EUR) (1) 1,740,000 1,612
Total Poland (Cost
$2,075
)
1,612
PORTUGAL 0.1%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (3) 3,900,000 3,489
Total Portugal (Cost
$4,411
)
3,489
QATAR 0.1%
Corporate Bonds 0.1%
QNB Finance, 2.75%, 2/12/27 (USD) (2) 8,200,000 7,579
Total Qatar (Cost
$7,895
)
7,579
ROMANIA 1.6%
Government Bonds 1.6%
Republic of Romania, 2.125%, 3/7/28 (EUR) (1) 12,830,000 11,906
Republic of Romania, 2.875%, 10/28/24 (EUR)  2,725,000 2,911
Republic of Romania, 2.875%, 5/26/28 (EUR) (2) 16,560,000 15,826
Republic of Romania, 2.875%, 3/11/29 (EUR) (2) 3,963,000 3,675
Republic of Romania, 3.624%, 5/26/30 (EUR)  23,390,000 21,529
Republic of Romania, Series 15Y, 4.75%, 10/11/34  225,515,000 39,196
Total Romania (Cost
$108,504
)
95,043
SAUDI ARABIA 0.1%
Government Bonds 0.1%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  5,800,000 5,211
Total Saudi Arabia (Cost
$5,367
)
5,211

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SENEGAL 0.2%
Government Bonds 0.2%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  6,700,000 6,130
Republic of Senegal, 5.375%, 6/8/37 (EUR)  9,600,000 6,716
Total Senegal (Cost
$12,544
)
12,846
SERBIA 1.2%
Corporate Bonds 0.1%
Summer BidCo, 9.00%, 11/15/25, (9.00% Cash or 9.75% PIK)
(EUR) (5) 1,505,312 1,287
United Group, 4.625%, 8/15/28 (EUR) (1) 3,105,000 2,502
3,789
Government Bonds 1.1%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 26,075,000 21,882
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1)(2) 14,635,000 12,154
Republic of Serbia, 1.65%, 3/3/33 (EUR)  10,435,000 7,492
Republic of Serbia, 2.05%, 9/23/36 (EUR) (2) 12,725,000 8,376
Republic of Serbia, 2.05%, 9/23/36 (EUR) (1) 13,065,000 8,600
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  1,008,460,000 7,936
66,440
Total Serbia (Cost
$96,495
)
70,229
SINGAPORE 3.4%
Government Bonds 3.4%
Government of Singapore, 0.50%, 11/1/25  44,175,000 31,107
Government of Singapore, 1.625%, 7/1/31  48,911,000 33,187
Government of Singapore, 2.375%, 6/1/25  15,670,000 11,592
Government of Singapore, 2.875%, 7/1/29  162,299,000 121,367
Total Singapore (Cost
$190,737
)
197,253
SLOVENIA 1.2%
Government Bonds 1.2%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (2) 11,285,000 9,823
Republic of Slovenia, Series RS76, 3.125%, 8/7/45  38,377,000 38,568
Republic of Slovenia, Series RS77, 2.25%, 3/3/32 (2) 7,145,000 7,143
Republic of Slovenia, Series RS78, 1.75%, 11/3/40 (2) 14,425,000 11,883
Republic of Slovenia, Series RS86, 0.00%, 2/12/31 (2) 4,975,000 4,190
Total Slovenia (Cost
$93,872
)
71,607

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 1.0%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  5,340,000 5,799
5,799
Government Bonds 0.9%
Republic of South Africa, Series R186, 10.50%, 12/21/26  487,376,000 29,144
Republic of South Africa, Series R213, 7.00%, 2/28/31  527,225,000 24,524
53,668
Total South Africa (Cost
$58,127
)
59,467
SPAIN 1.8%
Corporate Bonds 0.7%
Abertis Infraestructuras, 3.00%, 3/27/31  4,300,000 4,249
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 4,000,000 3,530
Banco Santander, 1.125%, 1/17/25  5,800,000 5,993
CaixaBank, VR, 2.75%, 7/14/28 (3) 9,400,000 10,079
Cellnex Telecom, 1.75%, 10/23/30 (2) 10,200,000 8,838
Cirsa Finance International, 6.25%, 12/20/23 (1) 890,497 961
Cirsa Finance International, 6.25%, 12/20/23  410,256 443
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  7,300,000 7,469
41,562
Government Bonds 1.1%
Kingdom of Spain, 0.00%, 1/31/28  65,124,000 61,441
61,441
Total Spain (Cost
$107,132
)
103,003
SWEDEN 2.3%
Corporate Bonds 0.2%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)  6,390,000 6,452
Tele2, 0.75%, 3/23/31 (EUR)  5,645,000 4,741
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 1,600,000 1,606
12,799
Government Bonds 2.1%
Kingdom of Sweden, Series 1056, 2.25%, 6/1/32 (2) 1,243,490,000 119,954
119,954
Total Sweden (Cost
$144,509
)
132,753

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.2%
Corporate Bonds 0.2%
ABB Finance, 3.375%, 1/16/31 (EUR)  4,445,000 4,720
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (3) 2,131,000 2,286
Credit Suisse Group, VR, 2.875%, 4/2/32 (EUR) (3) 7,050,000 6,347
Total Switzerland (Cost
$13,174
)
13,353
THAILAND 2.2%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 9,700,000 8,242
8,242
Government Bonds 2.0%
Kingdom of Thailand, 1.60%, 12/17/29  132,630,000 3,746
Kingdom of Thailand, 2.00%, 12/17/31  3,200,559,000 91,468
Kingdom of Thailand, 3.65%, 6/20/31  694,772,000 22,408
117,622
Total Thailand (Cost
$128,694
)
125,864
UNITED ARAB EMIRATES 0.1%
Corporate Bonds 0.1%
EMG SUKUK, 4.564%, 6/18/24 (USD)  5,800,000 5,739
Total United Arab Emirates (Cost
$5,939
)
5,739
UNITED KINGDOM 9.0%
Corporate Bonds 2.1%
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 5,175,000 4,478
Barclays, VR, 0.877%, 1/28/28 (EUR) (3) 5,200,000 4,853
Barclays, VR, 1.106%, 5/12/32 (EUR) (3) 6,000,000 4,843
Bellis Acquisition, 3.25%, 2/16/26 (1) 1,450,000 1,464
Crh Finance U.K., 4.125%, 12/2/29  10,000,000 11,656
Deuce Finco, 5.50%, 6/15/27 (1) 1,600,000 1,645
Eastern Power Networks, 5.75%, 3/8/24  62,000 77
INEOS Finance, 6.625%, 5/15/28 (EUR) (1) 2,325,000 2,539
Jerrold Finco, 4.875%, 1/15/26 (1) 580,000 614
Legal & General Group, VR, 5.375%, 10/27/45 (3) 5,685,000 6,838
Marks & Spencer, 6.00%, 6/12/25  1,713,000 2,087
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR) (3) 2,770,000 2,836
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (3) 5,050,000 5,237

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (2)(3) 5,250,000 4,628
NatWest Group, VR, 0.78%, 2/26/30 (EUR) (3) 2,014,000 1,754
Next Group, 3.625%, 5/18/28 (2) 7,491,000 8,541
Next Group, 4.375%, 10/2/26  982,000 1,176
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29 (EUR) (3) 6,475,000 5,591
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 3,320,000 3,502
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28 (EUR) (3) 5,300,000 5,432
Severn Trent Utilities Finance, 4.625%, 11/30/34  5,970,000 6,957
Severn Trent Utilities Finance, 6.125%, 2/26/24  206,000 256
Sky, 1.875%, 11/24/23 (EUR)  5,244,000 5,630
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (3) 9,070,000 9,224
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 5,175
Tesco Corporate Treasury Services, 1.875%, 11/2/28  4,850,000 5,046
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 5,145,000 5,049
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 5,525
122,653
Government Bonds 6.9%
United Kingdom Gilt, 0.625%, 6/7/25  55,319,000 64,263
United Kingdom Gilt, 0.625%, 10/22/50  22,419,000 12,777
United Kingdom Gilt, 1.50%, 7/22/26  124,268,000 144,059
United Kingdom Gilt, 4.25%, 12/7/46  7,253,797 9,508
United Kingdom Gilt, Inflation-Indexed, Series 3MO, 0.125%,
3/22/26  31,379,893 39,092
United Kingdom Gilt, Inflation-Indexed, Series 3MO, 0.125%,
8/10/28  104,167,051 131,844
401,543
Total United Kingdom (Cost
$563,934
)
524,196
UNITED STATES 3.7%
Corporate Bonds 3.6%
AbbVie, 2.625%, 11/15/28 (EUR)  5,967,000 6,121
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 4,397
American Honda Finance, 1.95%, 10/18/24 (EUR)  4,680,000 4,952
Ardagh Metal Packaging Finance USA, 3.00%, 9/1/29 (EUR) (1) 5,325,000 4,278
Bank of America, 2.375%, 6/19/24 (EUR) (2) 5,000,000 5,338
Bank of America, VR, 1.379%, 2/7/25 (EUR) (3) 5,786,000 6,136
Bank of America, VR, 1.662%, 4/25/28 (EUR) (3) 4,750,000 4,659
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  7,393,000 8,736
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  1,450,000 1,323
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,443
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  5,119,000 4,885
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)  9,220,000 9,959
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 9,504

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1)(2) 3,480,000 3,434
Fiserv, 0.375%, 7/1/23 (EUR)  1,090,000 1,173
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 10,277
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  6,420,000 6,737
General Motors Financial, 0.85%, 2/26/26 (EUR)  10,000,000 9,860
Goldman Sachs Group, 1.375%, 5/15/24 (EUR)  5,700,000 6,015
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 4,194
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 2,975,000 2,760
Highland Holdings, 0.318%, 12/15/26 (EUR) (2) 3,635,000 3,506
International Game Technology, 3.50%, 6/15/26 (EUR) (2) 4,550,000 4,748
International Game Technology, 3.50%, 6/15/26 (EUR) (1)(2) 2,410,000 2,515
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 2,731
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  570,000 704
Mondelez International, 0.25%, 3/17/28 (EUR)  3,875,000 3,549
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 6,160,000 5,395
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (3) 4,931,000 4,674
Morgan Stanley, VR, 0.637%, 7/26/24 (EUR) (3) 3,049,000 3,272
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 2,000,000 2,280
Netflix, 3.875%, 11/15/29 (EUR)  8,385,000 8,924
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 5,292
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 4,508
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 826
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  1,890,000 1,688
Upjohn Finance, 1.908%, 6/23/32 (EUR)  5,520,000 4,608
Verizon Communications, 1.30%, 5/18/33 (EUR)  5,270,000 4,481
Verizon Communications, 2.625%, 12/1/31 (EUR)  4,715,000 4,689
VF, 4.125%, 3/7/26 (EUR)  4,239,000 4,613
VF, 4.25%, 3/7/29 (EUR)  4,355,000 4,710
Westlake, 1.625%, 7/17/29 (EUR)  14,435,000 13,185
207,079
Municipal Securities 0.1%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6) 22,245,826 9,677
9,677
Total United States (Cost
$250,314
)
216,756
SHORT-TERM INVESTMENTS 8.0%
Money Market Funds 4.5%
T. Rowe Price Government Reserve Fund, 4.82% (7)(8) 259,213,260 259,213
259,213
U.S. Treasury Obligations 3.5%
U.S. Treasury Bills, 3.912%, 4/27/23 (9) 44,300,000 44,162

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
U.S. Treasury Bills, 4.484%, 4/4/23 (9) 162,515,000 162,495
206,657
Total Short-Term Investments (Cost $465,844) 465,870
SECURITIES LENDING COLLATERAL 1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 4.82% (7)(8) 87,919,091 87,919
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 87,919
Total Securities Lending Collateral (Cost $87,919) 87,919
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0 .0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY
Put, 4/10/23 @
JPY132.00 (10) 1 57,100 324
Citibank
USD / EUR
Put, 6/13/23 @
EUR1.10 (10) 1 173,750 2,011
Total Options Purchased (Cost $2,212) 2,335
Total Investments in Securities 99.8%
(Cost $6,168,343) $ 5,793,464
Other Assets Less Liabilities 0.2% 10,957
Net Assets 100.0% $ 5,804,421
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$299,064 and represents 5.2% of net assets.
(2) All or a portion of this security is on loan at March 31, 2023.

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(7) Seven-day yield
(8) Affiliated Companies
(9) At March 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Non-income producing
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS (0.4)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) 17,964 131 (258) 389
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 (USD) * 12,470 (349) (422) 73
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) 9,200 63 (139) 202
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) 16,500 120 (32) 152
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB+*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) 6,635 51 (168) 219
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) 4,911 36 (12) 48
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) 2,801 22 (57) 79
Total Greece (1,088) 1,162
Total Bilateral Credit Default Swaps, Protection Sold (1,088) 1,162
Total Bilateral Swaps (1,088) 1,162

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.4)%
Credit Default Swaps, Protection Sold 0.0%
Foreign/Europe 0.0%
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S38, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 220,050 2,304 (40) 2,344
Total Foreign/Europe 2,344
Greece 0.0%
Protection Sold (Relevant Credit: Hellenic
Republic, BB+*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 (USD) 3,700 19 39 (20)
Total Greece (20)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 2,324
Interest Rate Swaps (0.4)%
Czech Republic 0.1%
5 Year Interest Rate Swap, Receive Fixed
6.180% Annually, Pay Variable 7.260% (6M
CZK PRIBOR) Semi-Annually, 6/21/27 451,320 1,485 1 1,484
5 Year Interest Rate Swap, Receive Fixed
6.285% Annually, Pay Variable 7.260% (6M
CZK PRIBOR) Semi-Annually, 6/22/27 227,041 798 — 798
5 Year Interest Rate Swap, Receive Fixed
6.333% Annually, Pay Variable 7.260% (6M
CZK PRIBOR) Semi-Annually, 6/22/27 449,939 1,628 — 1,628
Total Czech Republic 3,910
Foreign/Europe (0.5)%
2 Year Interest Rate Swap, Receive Fixed
3.544% Annually, Pay Variable 3.198% (6M
EURIBOR) Semi-Annually, 2/27/25 37,700 95 — 95
4 Year Interest Rate Swap, Receive Fixed
(0.090)% Annually, Pay Variable 2.198%
(6M EURIBOR) Semi-Annually, 11/4/25 27,310 (2,725) — (2,725)
4 Year Interest Rate Swap, Receive Fixed
(0.144)% Annually, Pay Variable 2.038%
(6M EURIBOR) Semi-Annually, 10/20/25 36,080 (3,635) — (3,635)
7 Year Interest Rate Swap, Receive Fixed
2.638% Annually, Pay Variable 2.519% (6M
EURIBOR) Semi-Annually, 12/17/29 47,260 (978) — (978)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
9 Year Interest Rate Swap, Pay Fixed
0.858% Annually, Receive Variable 3.095%
(6M EURIBOR) Semi-Annually, 9/22/27 600 58 1 57
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable 3.290% (6M
EURIBOR) Semi-Annually, 3/2/32 40,250 (7,301) — (7,301)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 1.809% (6M
EURIBOR) Semi-Annually, 4/5/32 49,550 (7,133) — (7,133)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable 2.057% (6M
EURIBOR) Semi-Annually, 4/21/32 30,272 (3,216) — (3,216)
10 Year Interest Rate Swap, Receive Fixed
1.640% Annually, Pay Variable 2.130% (6M
EURIBOR) Semi-Annually, 5/3/32 30,750 (3,236) — (3,236)
10 Year Interest Rate Swap, Receive Fixed
2.683% Annually, Pay Variable 2.436% (6M
EURIBOR) Semi-Annually, 11/30/32 4,760 (108) — (108)
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 2.436% (6M
EURIBOR) Semi-Annually, 11/30/32 2,040 (44) — (44)
10 Year Interest Rate Swap, Receive Fixed
2.702% Annually, Pay Variable 2.338% (6M
EURIBOR) Semi-Annually, 11/24/32 3,600 (74) 1 (75)
10 Year Interest Rate Swap, Receive Fixed
2.712% Annually, Pay Variable 2.338% (6M
EURIBOR) Semi-Annually, 11/24/32 1,200 (23) 1 (24)
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 2.327% (6M
EURIBOR) Semi-Annually, 11/23/32 88,800 (1,592) — (1,592)
10 Year Interest Rate Swap, Receive Fixed
2.735% Annually, Pay Variable 2.294% (6M
EURIBOR) Semi-Annually, 11/22/32 4,585 (80) — (80)
10 Year Interest Rate Swap, Receive Fixed
2.742% Annually, Pay Variable 2.294% (6M
EURIBOR) Semi-Annually, 11/22/32 13,400 (222) — (222)
10 Year Interest Rate Swap, Receive Fixed
2.796% Annually, Pay Variable 2.300% (6M
EURIBOR) Semi-Annually, 11/17/32 2,890 (33) 1 (34)
10 Year Interest Rate Swap, Receive Fixed
2.803% Annually, Pay Variable 2.311% (6M
EURIBOR) Semi-Annually, 11/18/32 4,912 (53) 1 (54)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive Fixed
2.822% Annually, Pay Variable 2.300% (6M
EURIBOR) Semi-Annually, 11/17/32 19,300 (177) — (177)
Total Foreign/Europe (30,482)
Mexico (0.1)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 11.320%
(MXIBTIIE) 28 Days, 5/4/27 525,000 (3,313) — (3,313)
Total Mexico (3,313)
Poland 0.1%
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 7.570%
(6M PLN WIBOR) Semi-Annually, 10/22/29 32,824 1,678 1 1,677
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 7.570%
(6M PLN WIBOR) Semi-Annually, 10/22/29 22,976 1,173 — 1,173
10 Year Interest Rate Swap, Pay Fixed
2.850% Annually, Receive Variable 7.470%
(6M PLN WIBOR) Semi-Annually, 4/6/28 15,800 439 — 439
10 Year Interest Rate Swap, Pay Fixed
2.910% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 3/27/28 16,200 411 1 410
10 Year Interest Rate Swap, Pay Fixed
2.920% Annually, Receive Variable 7.780%
(6M PLN WIBOR) Semi-Annually, 5/7/28 16,100 431 — 431
10 Year Interest Rate Swap, Pay Fixed
3.030% Annually, Receive Variable 7.600%
(6M PLN WIBOR) Semi-Annually, 5/18/28 10,100 253 — 253
10 Year Interest Rate Swap, Pay Fixed
3.075% Annually, Receive Variable 7.000%
(6M PLN WIBOR) Semi-Annually, 2/27/28 8,000 193 — 193
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 6.990%
(6M PLN WIBOR) Semi-Annually, 2/13/28 15,931 377 — 377
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 6.990%
(6M PLN WIBOR) Semi-Annually, 2/14/28 12,062 285 1 284
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 6.990%
(6M PLN WIBOR) Semi-Annually, 2/12/28 10,007 236 1 235
Total Poland 5,472

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United Kingdom (0.0)%
2 Year Interest Rate Swap, Receive Fixed
3.955% Annually, Pay Variable 3.914%
(GBP SONIA) Annually, 1/27/25 312,475 (2,493) — (2,493)
Total United Kingdom (2,493)
Total Centrally Cleared Interest Rate Swaps (26,906)
Total Centrally Cleared Swaps (24,582)
Net payments (receipts) of variation margin to date 27,274
Variation margin receivable (payable) on centrally cleared swaps $ 2,692
* Credit ratings as of March 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $40.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/6/23 USD 3,547 IDR 52,861,620 $ 20
Bank of America 4/6/23 USD 21,226 IDR 321,939,661 (253)
Bank of America 4/6/23 USD 3,810 INR 312,741 5
Bank of America 4/7/23 TWD 1,318,293 USD 43,522 (229)
Bank of America 4/7/23 USD 43,334 TWD 1,318,293 40
Bank of America 4/14/23 CZK 235,543 USD 10,583 294
Bank of America 4/14/23 MXN 297,591 USD 15,811 658
Bank of America 4/21/23 EUR 1,855 USD 2,024 (10)
Bank of America 4/21/23 JPY 11,706,061 USD 90,459 (1,991)
Bank of America 4/21/23 USD 27,502 AUD 39,235 1,255
Bank of America 5/19/23 GBP 27,995 USD 34,440 129
Bank of America 5/19/23 USD 716 GBP 578 3
Bank of America 6/23/23 USD 2,774 EUR 2,563 (19)
Bank of America 7/7/23 KRW 38,282,079 USD 29,709 (235)
Bank of America 7/7/23 USD 44,090 TWD 1,318,293 445
Barclays Bank 4/6/23 USD 9,320 IDR 143,437,507 (249)
Barclays Bank 4/14/23 USD 6,076 ZAR 110,875 (143)
Barclays Bank 5/19/23 USD 6,220 GBP 5,037 (1)
Barclays Bank 6/9/23 USD 28,868 ZAR 528,201 (616)
Barclays Bank 6/16/23 USD 51,430 SGD 69,508 (931)
Barclays Bank 6/23/23 USD 21,985 EUR 20,276 (109)
BNP Paribas 4/7/23 KRW 36,926,490 USD 28,314 40
BNP Paribas 4/13/23 USD 14,643 RON 67,509 (147)
BNP Paribas 4/14/23 CZK 273,749 USD 12,232 409
BNP Paribas 4/14/23 HUF 4,410,248 USD 12,476 54
BNP Paribas 4/14/23 USD 29,740 MXN 563,124 (1,425)
BNP Paribas 4/21/23 CAD 26,350 USD 19,274 229
BNP Paribas 4/21/23 USD 269,924 EUR 246,375 2,415
BNP Paribas 4/21/23 USD 287,583 JPY 36,620,314 10,828
BNP Paribas 5/19/23 SEK 299,267 USD 28,900 11
BNP Paribas 5/19/23 USD 520,204 EUR 484,566 (6,778)
BNP Paribas 6/2/23 USD 7,768 BRL 40,718 (174)
BNP Paribas 6/9/23 USD 3,933 COP 18,902,602 (68)
BNP Paribas 6/23/23 USD 97,270 EUR 90,769 (1,639)
BNY Mellon 5/19/23 USD 5,053 GBP 4,093 (1)
BNY Mellon 5/19/23 USD 2,876 SEK 29,708 6
BNY Mellon 6/23/23 USD 162,572 EUR 150,496 (1,421)
Canadian Imperial Bank
of Commerce 4/21/23 USD 181,784 CAD 242,575 2,243
Citibank 4/6/23 USD 2,786 INR 228,878 1
Citibank 4/7/23 KRW 35,011,336 USD 27,289 (406)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 4/14/23 CNH 805,688 USD 116,702 $ 651
Citibank 4/14/23 CZK 1,536,187 USD 68,548 2,388
Citibank 4/14/23 HUF 29,438,511 USD 80,828 2,809
Citibank 4/14/23 MXN 297,591 USD 15,817 653
Citibank 4/14/23 USD 18,849 MXN 367,124 (1,468)
Citibank 4/14/23 USD 11,736 ZAR 214,104 (274)
Citibank 4/20/23 USD 85,647 ILS 299,551 2,307
Citibank 4/21/23 AUD 62,723 USD 42,076 (117)
Citibank 4/21/23 JPY 2,124,011 USD 15,816 236
Citibank 4/21/23 USD 685,594 JPY 86,956,451 28,427
Citibank 5/12/23 USD 6,033 RSD 665,221 (115)
Citibank 5/19/23 USD 43,681 EUR 41,036 (947)
Citibank 6/9/23 USD 295 COP 1,421,671 (6)
Citibank 6/23/23 USD 15,482 EUR 14,295 (95)
Deutsche Bank 4/6/23 USD 8,638 IDR 133,091,787 (241)
Deutsche Bank 4/14/23 CZK 942,647 USD 43,482 46
Deutsche Bank 4/21/23 USD 236,757 JPY 30,190,104 8,597
Deutsche Bank 5/19/23 SEK 352,915 USD 34,206 (113)
Deutsche Bank 5/19/23 USD 28,558 EUR 26,687 (465)
Deutsche Bank 6/9/23 MYR 7,342 USD 1,646 28
Deutsche Bank 6/9/23 USD 57,277 THB 1,977,194 (962)
Deutsche Bank 9/1/23 USD 12,418 INR 1,037,070 (88)
Goldman Sachs 4/6/23 USD 3,511 IDR 52,484,720 9
Goldman Sachs 4/6/23 USD 6,103 INR 505,740 (49)
Goldman Sachs 4/7/23 TWD 2,144,026 USD 70,648 (237)
Goldman Sachs 4/7/23 USD 29,681 KRW 36,616,353 1,566
Goldman Sachs 4/7/23 USD 70,800 TWD 2,144,026 389
Goldman Sachs 4/14/23 USD 108,289 CZK 2,460,103 (5,310)
Goldman Sachs 4/14/23 USD 10,511 MXN 193,435 (194)
Goldman Sachs 4/21/23 JPY 21,020,420 USD 156,372 2,489
Goldman Sachs 6/2/23 USD 7,116 BRL 37,810 (259)
Goldman Sachs 6/9/23 USD 3,185 COP 15,168,344 (26)
Goldman Sachs 6/9/23 USD 57,245 THB 1,977,194 (993)
Goldman Sachs 6/23/23 USD 2,602 EUR 2,383 6
Goldman Sachs 6/23/23 USD 660 EUR 609 (3)
Goldman Sachs 7/7/23 USD 43,115 TWD 1,289,799 413
HSBC Bank 4/6/23 IDR 1,089,455,766 USD 72,234 450
HSBC Bank 4/6/23 INR 2,052,637 USD 25,023 (55)
HSBC Bank 4/6/23 USD 22,122 IDR 338,206,760 (441)
HSBC Bank 4/6/23 USD 6,134 INR 503,025 15
HSBC Bank 4/7/23 TWD 1,753,865 USD 57,651 (53)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 4/7/23 USD 28,598 KRW 35,321,473 $ 1,477
HSBC Bank 4/7/23 USD 29,240 TWD 882,602 255
HSBC Bank 4/7/23 USD 28,604 TWD 871,263 (9)
HSBC Bank 4/14/23 CNH 198,439 USD 29,050 (146)
HSBC Bank 4/14/23 USD 22,019 MXN 428,311 (1,685)
HSBC Bank 4/14/23 USD 5,912 ZAR 106,839 (81)
HSBC Bank 4/21/23 JPY 17,716,694 USD 136,024 (2,131)
HSBC Bank 4/21/23 USD 269,602 EUR 246,375 2,094
HSBC Bank 5/19/23 USD 7,123 GBP 5,781 (15)
HSBC Bank 6/2/23 USD 7,118 BRL 37,810 (256)
HSBC Bank 6/9/23 USD 26,450 MYR 117,926 (436)
HSBC Bank 6/16/23 USD 111,776 CNH 762,378 152
HSBC Bank 6/16/23 USD 111,477 CNH 762,378 (148)
HSBC Bank 6/16/23 USD 141,937 SGD 191,309 (2,178)
HSBC Bank 6/23/23 USD 5,010 EUR 4,584 15
HSBC Bank 6/23/23 USD 19,222 EUR 17,907 (291)
HSBC Bank 7/7/23 USD 72,141 IDR 1,089,455,766 (586)
HSBC Bank 9/1/23 INR 286,008 USD 3,456 (8)
HSBC Bank 9/1/23 USD 8,623 INR 716,667 (19)
JPMorgan Chase 4/13/23 USD 11,526 RON 53,048 (96)
JPMorgan Chase 5/19/23 USD 9,078 GBP 7,344 8
Morgan Stanley 4/14/23 MXN 345,912 USD 19,154 (10)
Morgan Stanley 4/14/23 USD 22,016 MXN 428,311 (1,688)
Morgan Stanley 4/21/23 USD 77,778 AUD 111,650 3,089
Morgan Stanley 4/21/23 USD 13,374 JPY 1,743,436 198
Morgan Stanley 4/21/23 USD 2,132 JPY 289,880 (58)
Morgan Stanley 5/19/23 EUR 1,275 USD 1,367 20
Morgan Stanley 5/19/23 USD 9,098 GBP 7,359 11
Morgan Stanley 5/19/23 USD 2,326 GBP 1,888 (5)
Morgan Stanley 6/2/23 USD 10,642 BRL 56,319 (342)
Morgan Stanley 6/23/23 USD 12,093 EUR 11,045 58
Morgan Stanley 6/23/23 USD 2,178 EUR 2,001 (3)
Morgan Stanley 7/14/23 USD 18,821 MXN 345,912 16
RBC Dominion Securities 4/21/23 CAD 194,163 USD 141,973 1,736
RBC Dominion Securities 4/21/23 USD 181,238 CAD 242,575 1,697
RBC Dominion Securities 6/23/23 USD 10,185 EUR 9,320 30
Standard Chartered 4/21/23 JPY 15,303,427 USD 116,408 (754)
Standard Chartered 4/21/23 USD 175,800 JPY 23,013,616 1,876
Standard Chartered 6/9/23 MYR 263,648 USD 59,612 496
Standard Chartered 6/9/23 USD 118,500 MYR 527,625 (1,790)
State Street 4/13/23 USD 2,713 RON 12,488 (23)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 4/14/23 HUF 1,409,666 USD 3,909 $ 96
State Street 4/14/23 MXN 1,081,734 USD 57,971 1,895
State Street 4/14/23 USD 186,830 CNH 1,261,124 3,141
State Street 4/14/23 USD 25,563 HUF 9,789,456 (2,249)
State Street 4/21/23 CAD 44,383 USD 32,738 112
State Street 4/21/23 JPY 1,876,268 USD 13,950 229
State Street 4/21/23 JPY 14,463,762 USD 113,797 (4,488)
State Street 4/21/23 USD 2,941 AUD 4,390 5
State Street 4/21/23 USD 148,888 CAD 199,724 1,063
State Street 4/21/23 USD 51,572 JPY 6,892,606 (518)
State Street 4/21/23 USD 11,529 NOK 113,988 631
State Street 5/19/23 GBP 69,325 USD 84,142 1,463
State Street 5/19/23 GBP 1,652 USD 2,045 (5)
State Street 5/19/23 USD 643,910 GBP 536,185 (18,197)
State Street 5/19/23 USD 3,978 SEK 41,158 2
State Street 6/2/23 USD 34,783 BRL 186,893 (1,668)
State Street 6/16/23 SGD 78,084 USD 58,394 427
State Street 6/16/23 USD 2,902 CNH 19,816 1
State Street 6/16/23 USD 2,681 SGD 3,557 1
State Street 6/23/23 USD 46,097 EUR 42,191 122
State Street 6/23/23 USD 97,324 EUR 90,302 (1,076)
UBS Investment Bank 4/6/23 USD 3,078 IDR 47,433,709 (86)
UBS Investment Bank 4/6/23 USD 6,119 INR 502,252 10
UBS Investment Bank 4/13/23 USD 10,668 RON 49,207 (113)
UBS Investment Bank 4/14/23 HUF 8,691,714 USD 23,914 780
UBS Investment Bank 4/14/23 USD 2,870 CNH 19,899 (28)
UBS Investment Bank 4/14/23 USD 49,880 HUF 19,432,801 (5,330)
UBS Investment Bank 4/14/23 USD 32,699 MXN 609,404 (1,026)
UBS Investment Bank 4/20/23 ILS 118,438 USD 32,649 302
UBS Investment Bank 4/20/23 USD 3,717 ILS 13,310 13
UBS Investment Bank 4/21/23 AUD 54,622 USD 36,146 393
UBS Investment Bank 4/21/23 AUD 44,504 USD 30,710 (939)
UBS Investment Bank 4/21/23 CAD 6,556 USD 4,818 34
UBS Investment Bank 4/21/23 CHF 105,154 USD 114,421 768
UBS Investment Bank 4/21/23 JPY 11,894,443 USD 92,266 (2,375)
UBS Investment Bank 4/21/23 USD 197,430 AUD 280,432 9,835
UBS Investment Bank 4/21/23 USD 115,228 CHF 105,154 40
UBS Investment Bank 4/21/23 USD 175,421 JPY 22,306,846 6,839
UBS Investment Bank 4/21/23 USD 12,392 JPY 1,676,312 (277)
UBS Investment Bank 5/12/23 PLN 122,639 USD 28,068 269
UBS Investment Bank 5/12/23 USD 61,120 PLN 269,166 (1,075)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 5/19/23 GBP 5,227 USD 6,339 $ 116
UBS Investment Bank 5/19/23 USD 121,432 SEK 1,247,218 944
UBS Investment Bank 6/9/23 USD 7,244 COP 35,250,382 (218)
UBS Investment Bank 6/23/23 USD 35,545 EUR 32,769 (163)
Wells Fargo 4/14/23 USD 8,982 MXN 168,181 (326)
Wells Fargo 6/9/23 USD 2,020 COP 9,449,785 20
Wells Fargo 6/9/23 USD 5,566 COP 27,575,407 (271)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 30,801

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,001 Commonwealth of Australia ten year
bond contracts 6/23 82,225 $ 2,100
Short, 5,968 Commonwealth of Australia three year
bond contracts 6/23 (434,099) (5,257)
Short, 499 Euro BUND contracts 6/23 (73,512) 46
Short, 946 Euro SCHATZ contracts 6/23 (108,436) (1,022)
Long, 96 Government of Canada ten year bond
contracts 6/23 8,961 134
Short, 254 Government of Japan ten year bond
contracts 6/23 (283,355) (5,123)
Long, 1,765 Republic of South Korea ten year bond
contracts 6/23 154,354 698
Short, 1,327 Republic of South Korea three year
bond contracts 6/23 (106,906) (177)
Short, 1,033 U.K. Gilt ten year contracts 6/23 (131,700) (3,620)
Short, 1,265 U.S. Treasury Notes ten year contracts 6/23 (145,376) (4,054)
Net payments (receipts) of variation margin to date 15,333
Variation margin receivable (payable) on open futures contracts $ (942)

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 1,473 ++
Totals $ — # $ — $ 1,473 +
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 232,494 ¤ ¤ $ 347,132
Total $ 347,132 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,473 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $347,132.

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (USD Hedged)  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Bond Fund (USD Hedged)

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE International Bond Fund (USD Hedged)

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,237,340 $ — $ 5,237,340
Short-Term Investments 259,213 206,657 — 465,870
Securities Lending Collateral 87,919 — — 87,919
Options Purchased — 2,335 — 2,335
Total Securities 347,132 5,446,332 — 5,793,464
Swaps* — 12,301 — 12,301
Forward Currency Exchange
Contracts — 113,343 — 113,343
Futures Contracts* 2,978 — — 2,978
Total $ 350,110 $ 5,571,976 $ — $ 5,922,086
Liabilities
Swaps* $ — $ 36,809 $ — $ 36,809
Forward Currency Exchange
Contracts — 82,542 — 82,542
Futures Contracts* 19,253 — — 19,253
Total $ 19,253 $ 119,351 $ — $ 138,604
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds and Municipal
Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund (USD Hedged)

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1114-054Q1 03/23